Dispositions and Impairment (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) property	Jun. 30, 2021 USD ($) derivative property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of real estate, net	$ 0	$ 32,753	$ (4)	$ 32,753
Impairment	$ 0	$ 16,825	$ 0	$ 16,825
Number of impaired assets | property				2
GEORGIA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of assets disposed			1	13
Proceeds from the sale of real estate			$ 26,800	$ 67,500
Gain (loss) on sale of real estate, net			$ (4,000)	$ 32,800